Subsequent Events - Additional Information (Detail) (USD $)						12 Months Ended	6 Months Ended	12 Months Ended				6 Months Ended	12 Months Ended		0 Months Ended
	Jun. 28, 2014	Dec. 28, 2013	Jun. 28, 2014 Continental Cement Company, L.L.C. [Member]	Dec. 28, 2013 Continental Cement Company, L.L.C. [Member]	Dec. 31, 2012 Continental Cement Company, L.L.C. [Member]	Dec. 28, 2013 Continental Cement Company, L.L.C. [Member] Ten Point Five Zero Percent Senior Notes Due Two Thousand Twenty [Member]	Jun. 28, 2014 Senior Notes [Member]	Dec. 28, 2013 Senior Notes [Member]	Jan. 17, 2014 Senior Notes [Member]	Dec. 29, 2012 Senior Notes [Member]	Jan. 31, 2012 Senior Notes [Member]	Jun. 28, 2014 Senior Notes [Member] Continental Cement Company, L.L.C. [Member]	Dec. 28, 2013 Senior Notes [Member] Continental Cement Company, L.L.C. [Member]	Jan. 30, 2012 Senior Notes [Member] Continental Cement Company, L.L.C. [Member]	Jan. 17, 2014 Subsequent Event [Member]	Jan. 17, 2014 Subsequent Event [Member] Continental Cement Company, L.L.C. [Member] Ten Point Five Zero Percent Senior Notes Due Two Thousand Twenty [Member]	Jan. 17, 2014 Subsequent Event [Member] Senior Notes [Member]
Subsequent Event [Line Items]
Aggregate principal amount																	$ 260,000,000
Debt instrument, face amount							510,000,000	250,000,000	260,000,000	250,000,000	250,000,000	510,000,000	250,000,000	250,000,000		510,000,000	250,000,000
Interest rate											10.50%			10.50%		10.50%	10.50%
Maturity date						Jan. 31, 2020	Jan. 31, 2020	Jan. 31, 2020				Jan. 31, 2020	Jan. 31, 2020				Jan. 31, 2020
Senior Secured Credit Agreement was amended																	Jan. 16, 2014
Acquisition completed Date															Jan. 17, 2014
Acquisition amount															179,250,000
Additional acquisition amount															30,750,000
Aggregate principal amount pursuant to an indenture governing, issued	927,780,000	669,890,000	155,100,000	155,608,000	156,400,000											250,000,000
Increase in principal amount of notes issued																$ 260,000,000